Alfred Ayensu-Ghartey
Vice President
and Associate General Counsel
(212) 314-2777

VIA EDGAR

May 2, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company of America
Structured Capital Strategies PLUS® 21
File No. 333-283590; CIK #0002038891
Equitable America Variable Account No. 70A, File Nos. 333-265026 and 811-23609; CIK #0001822818

CERTIFICATION PURSUANT TO

RULE 497(j) OF THE

SECURITIES ACT OF 1933

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

(1) The form of prospectus, statement of additional information and supplement to the prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Very truly yours,

/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

8501 IBM DRIVE, SUITE 150, CHARLOTTE, NC 28262-4333